Annual Total Returns - Franklin Large Cap Growth VIP Fund [BarChart] - FTVIP Class 2-70 - Franklin Large Cap Growth VIP Fund - Class 2	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.51%)
Annual Return 2012	12.37%
Annual Return 2013	28.63%
Annual Return 2014	12.46%
Annual Return 2015	5.62%
Annual Return 2016	(1.79%)
Annual Return 2017	28.11%
Annual Return 2018	(1.47%)
Annual Return 2019	34.58%
Annual Return 2020	44.63%